UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow               Darien, CT                  May 17, 2010
---------------------           ------------------          --------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number            Name
     --------------------            ------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $ 275,243
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                        FORM 13F INFORMATION

                                                             VALUE     SHARES/   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (x$1000)  PRN  AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
-------------------             --------------    ---------  -------   --------  --- ----  ----------  --------  ------- ------ ----
AEROVIRONMENT INC               COM               008073108     653      25,000  SH          Sole                  25,000
AIRCASTLE LTD                   COM               G0129K104  11,158   1,178,294  SH          Sole               1,178,294
ALLIANCE DATA SYSTEMS CORP      COM               018581108  17,065     266,679  SH          Sole                 266,679
ALLIANT TECHSYSTEMS INC         COM               018804104  17,889     220,038  SH          Sole                 220,038
AMPHENOL CORP NEW               CL A              032095101  12,464     295,437  SH          Sole                 295,437
ARBITRON INC                    COM               03875Q108     666      25,000  SH          Sole                  25,000
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW           049164205  17,185     323,940  SH          Sole                 323,940
BAXTER INTL INC                 COM               071813109  13,966     239,969  SH          Sole                 239,969
CHIMERA INVT CORP               COM               16934Q109   3,123     802,775  SH          Sole                 802,775
CIT GROUP INC                   COM NEW           125581801   2,018      51,800  SH          Sole                  51,800
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS  207597626     307       8,575  SH          Sole                   8,575
COPART INC                      COM               217204106   5,075     142,550  SH          Sole                 142,550
CORNING INC                     COM               219350105   3,335     165,000  SH          Sole                 165,000
CREDIT ACCEP CORP MICH          COM               225310101  18,407     446,331  SH          Sole                 446,331
CLEVELAND BIOLABS INC           COM               185860103     854     239,890  SH          Sole                 239,890
DEALERTRACK HLDGS INC           COM               242309102  10,355     606,255  SH          Sole                 606,255
DISCOVERY COMMUNICATNS NEW      COM SER A         25470F104   3,165      93,656  SH          Sole                  93,656
DISCOVERY COMMUNICATNS NEW      COM SER C         25470F302   5,806     197,406  SH          Sole                 197,406
GENESEE & WYO INC               CL A              371559105  10,085     295,566  SH          Sole                 295,566
GOODRICH CORP                   COM               382388106  10,647     150,980  SH          Sole                 150,980
HASBRO INC                      COM               418056107   5,742     150,000  SH          Sole                 150,000
HEXCEL CORP NEW                 COM               428291108   5,832     403,907  SH          Sole                 403,907
KINETIC CONCEPTS INC            COM NEW           49460W208  16,701     349,330  SH          Sole                 349,330
KIRBY CORP                      COM               497266106   5,567     145,931  SH          Sole                 145,931
LABORATORY CORP AMER HLDGS      COM NEW           50540R409  14,206     187,640  SH          Sole                 187,640
LIVE NATION ENTERTAINMENT IN    COM               538034109   6,008     414,350  SH          Sole                 414,350
MEDCO HEALTH SOLUTIONS INC      COM               58405U102   1,953      30,250  SH          Sole                  30,250
NEUSTAR INC                     CL A              64126X201   1,485      58,930  SH          Sole                  58,930
NYSE EURONEXT                   COM               629491101   3,553     120,000  SH          Sole                 120,000
PECO ENERGY CO                  PREFERRED STOCKS  693304404     321       3,800  SH          Sole                   3,800
PENN MILLERS HLDG CORP          COM               707561106     565      46,504  SH          Sole                  46,504
POLYPORE INTL INC               COM               73179V103   3,919     224,469  SH          Sole                 224,469
PRECISION CASTPARTS CORP        COM               740189105   9,072      71,597  SH          Sole                  71,597
SAIC INC                        COM               78390X101   4,081     230,545  SH          Sole                 230,545
STANCORP FINL GROUP INC         COM               852891100   2,396       50305  SH          Sole                   50305
STEINWAY MUSICAL INSTRS INC     COM               858495104   6,699      355766  SH          Sole                  355766
TYCO ELECTRONICS LTD SWITZER    SHS               H8912P106   9,181      334108  SH          Sole                  334108
VICOR CORP                      COM               925815102  13,739      994865  SH          Sole                  994865







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